Equity - Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Sep. 13, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		162,521,524		138,912,142
Par value per share (in euro per share)	€ 0.15	€ 0.15
Issue of equity	€ 61,200	€ 61,180	€ 193,527
Share issue related cost	4,000	€ 4,041	€ 7,531
Proceeds from issue of ordinary shares	57,100
Number of shares authorised (in shares)		14,003,064		9,919,432
Maximum capital increase authorised		€ 5,175
Private Placement
Disclosure of classes of share capital [line items]
Issue of equity	€ 61,200
Private Placement | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	23,000,000
Price per share issued (in euro per share)	€ 2.66